Subsidiaries	12 Months Ended
Dec. 31, 2015
Subsidiaries [Abstract]
Subsidiaries

22. Subsidiaries

The following is a list of ASC’s direct and indirect subsidiaries as at December 31, 2015:

Name of Company	Country of Incorporation	Principal Activities	Ownership (%)
Ardmore Shipping LLC	Marshall Islands	Holding company	100%
Ardmore Shipholding Limited	Ireland	Holding company	100%
Ardmore Shipping (Bermuda) Limited	Bermuda	Commercial management	100%
Ardmore Shipping (Asia) Pte Limited	Singapore	Commercial management and chartering services	100%
Ardmore Shipping (Americas) LLC	United States	Commercial management and chartering services	100%
Ardmore Shipping Services (Ireland) Limited	Ireland	Corporate administration and operations	100%
Fastnet Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Rockall Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Shannon Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Malin Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Tyne Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Forties Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fitzroy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Bailey Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Forth Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Viking Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Ardmore Chartering LLC	Marshall Islands	Ship ownership and operations	100%
Cromarty Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Dogger Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fisher Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Humber Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Wight Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Lundy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Thames Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Valentia Shipholding LLC	Marshall Islands	Ship ownership and operations	100%
Fair Isle Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Faroe Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Plymouth Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Portland Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Trafalgar Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Hebrides Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Sole Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Biscay Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Dover Shipco LLC	Marshall Islands	Ship ownership and operations	100%